UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21157

        Nuveen Arizona Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            07/31

Date of reporting period:         10/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Arizona Dividend Advantage Municipal Fund 3 (NXE)
	October 31, 2006
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 1.4% (0.9% of Total Investments)
$ 570	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	$598,905
	Series 2002, 5.375%, 5/15/33

	Education and Civic Organizations – 16.0% (10.8% of Total Investments)
1,250	Arizona State University, System Revenue Bonds, Series 2005, 5.000%, 7/01/20 – AMBAC Insured	7/15 at 100.00	AAA	1,345,938
1,000	Arizona Student Loan Acquisition Authority, Student Loan Revenue Refunding Bonds, Senior	11/09 at 102.00	Aaa	1,064,430
	Series 1999A-1, 5.750%, 5/01/15 (Alternative Minimum Tax)
1,130	Energy Management Services LLC, Arizona State University, Energy Conservation Revenue Bonds,	7/12 at 100.00	AAA	1,216,049
	Main Campus Project, Series 2002, 5.250%, 7/01/18 – MBIA Insured
270	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University,	5/08 at 101.00	A–	277,147
	Series 1998A, 5.375%, 5/15/28
540	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Noah	12/14 at 100.00	BBB–	571,768
	Webster Basic Schools Inc., Series 2004, 6.000%, 12/15/24
565	Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona	9/14 at 100.00	BBB–	593,595
	Agribusiness and Equine Center Charter School, Series 2004A, 6.125%, 9/01/34
2,000	University of Arizona, Certificates of Participation, Series 2002B, 5.125%, 6/01/20 –	6/12 at 100.00	AAA	2,131,600
	AMBAC Insured

6,755	Total Education and Civic Organizations			7,200,527

	Health Care – 18.1% (12.2% of Total Investments)
300	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series	7/10 at 101.00	A	331,347
	1999A, 6.625%, 7/01/20
	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s
	Hospital, Series 1999A:
350	6.125%, 11/15/22	11/09 at 100.00	Baa3	367,805
520	6.250%, 11/15/29	11/09 at 100.00	Baa3	547,680
625	Arizona Health Facilities Authority, Revenue Bonds, Blood Systems Inc., Series 2004,	4/14 at 100.00	A–	650,094
	5.000%, 4/01/20
475	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health	12/15 at 100.00	BBB	486,547
	Network, Series 2005B, 5.000%, 12/01/37
390	Maricopa County Industrial Development Authority, Arizona, Health Facilities Revenue Bonds,	5/16 at 100.00	AA	410,389
	Mayo Clinic, Series 2006, 5.000%, 11/15/36
1,825	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/14 at 100.00	A	1,939,008
	Catholic Healthcare West, Series 2004A, 5.375%, 7/01/23
2,000	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Mayo Clinic	5/08 at 101.00	AA	2,060,880
	Hospital, Series 1998, 5.250%, 11/15/37
270	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005,	4/15 at 100.00	Baa1	282,636
	5.000%, 4/01/16
1,000	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai	8/13 at 100.00	Baa2	1,087,310
	Regional Medical Center, Series 2003A, 6.000%, 8/01/33

7,755	Total Health Care			8,163,696

	Housing/Multifamily – 4.6% (3.0% of Total Investments)
1,545	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing	6/11 at 102.00	Aaa	1,629,960
	Revenue Bonds, Campaigne Place on Jackson, Series 2001, 5.600%, 6/20/21 (Alternative
	Minimum Tax)
380	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing	4/15 at 100.00	Aaa	388,584
	Revenue Bonds, Park Lee Apartments, Series 2004A, 5.050%, 10/20/44 (Alternative Minimum Tax)

1,925	Total Housing/Multifamily			2,018,544

	Industrials – 2.2% (1.4% of Total Investments)
945	Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds,	3/28 at 100.00	BBB	948,147
	Waste Management Inc., Series 2003B, 4.450%, 3/01/28 (Mandatory put 3/01/08) (Alternative
	Minimum Tax)

	Tax Obligation/General – 11.9% (8.0% of Total Investments)
660	Chandler, Arizona, General Obligation Bonds, Series 2002, 5.000%, 7/01/18	7/12 at 100.00	AAA	701,210
1,930	Glendale, Arizona, General Obligation Refunding Bonds, Series 2002, 5.000%, 7/01/19	7/11 at 100.00	AA	2,034,413
445	Maricopa County Union High School District 210 Phoenix, Arizona, General Obligation Bonds,	7/16 at 100.00	AAA	478,700
	Series 2006C, 5.000%, 7/01/24 – MBIA Insured
1,575	Maricopa County Union High School District 210, Phoenix, Arizona, General Obligation Bonds,	7/14 at 100.00	AAA	1,689,314
	Series 2004A, 5.000%, 7/01/20 – FSA Insured
440	Tucson, Arizona, General Obligation Bonds, Series 2001B, 5.000%, 7/01/20	7/11 at 100.00	AA	463,804

5,050	Total Tax Obligation/General			5,367,441

	Tax Obligation/Limited – 47.5% (32.1% of Total Investments)
3,000	Arizona State Transportation Board, Highway Revenue Refunding Bonds, Series 2002A,	7/12 at 102.00	AAA	3,283,527
	5.250%, 7/01/18
2,660	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility	7/13 at 100.00	Aaa	2,910,279
	Project, Series 2003A, 5.375%, 7/01/20 – MBIA Insured
158	Centerra Community Facilities District, Goodyear, Arizona, General Obligation Bonds, Series	7/15 at 100.00	N/R	162,329
	2005, 5.500%, 7/15/29
2,250	DC Ranch Community Facilities District, Scottsdale, Arizona, General Obligation Bonds, Series	7/13 at 100.00	Aaa	2,370,915
	2002, 5.000%, 7/15/27 – AMBAC Insured
346	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment	7/10 at 102.00	N/R	383,949
	Lien Bonds, Series 2001A, 7.875%, 7/01/25
800	Goodyear Community Facilities Utility District 1, Arizona, General Obligation Bonds, Series	7/13 at 100.00	A	838,360
	2003, 5.350%, 7/15/28 – ACA Insured
525	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006A, 5.000%,	8/16 at 100.00	AAA	564,160
	8/01/23 – MBIA Insured
2,000	Mohave County, Arizona, Certificates of Participation, Series 2004, 5.250%, 7/01/19 –	7/14 at 100.00	AAA	2,188,420
	AMBAC Insured
640	Palm Valley Community Facility District 3, Goodyear, Arizona, General Obligation Bonds, Series	7/16 at 100.00	N/R	654,624
	2006, 5.300%, 7/15/31
160	Parkway Community Facilities District 1, Prescott Vallet, Arizona, General Obligation Bonds,	7/16 at 100.00	N/R	161,251
	Series 2006, 5.350%, 7/15/31
1,250	Pinal County Industrial Development Authority, Arizona, Correctional Facilities Contract	No Opt. Call	A	1,292,925
	Revenue Bonds, Florence West Prison LLC, Series 2002A, 5.000%, 10/01/18 – ACA Insured
1,130	San Luis Civic Improvement Corporation, Arizona, Municipal Facilities Excise Tax Revenue	7/15 at 100.00	AAA	1,203,066
	Bonds, Series 2005, 5.000%, 7/01/25 – XLCA Insured
2,770	Tempe, Arizona, Excise Tax Revenue Refunding Bonds, Series 2003, 5.000%, 7/01/22	7/13 at 100.00	AAA	2,943,873
1,250	Vistancia Community Facilities District, Arizona, Restricted General Obligation Bonds, Series	7/15 at 100.00	N/R	1,314,063
	2005, 5.750%, 7/15/24
665	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series	7/16 at 100.00	N/R	700,059
	2005, 6.000%, 7/01/30
425	Westpark Community Facilities District, Buckeye, Arizona, General Obligation Tax Increment	7/16 at 100.00	N/R	429,960
	Bonds Series 2006, 5.250%, 7/15/31

20,029	Total Tax Obligation/Limited			21,401,760

	Transportation – 13.4% (9.1% of Total Investments)
	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds,
	Series 2002B:
1,000	5.750%, 7/01/16 – FGIC Insured (Alternative Minimum Tax)	7/12 at 100.00	AAA	1,094,780
2,300	5.250%, 7/01/21 – FGIC Insured (Alternative Minimum Tax)	7/12 at 100.00	AAA	2,419,347
2,450	Tucson Airport Authority Inc., Arizona, Revenue Refunding Bonds, Series 2001B, 5.000%,	6/11 at 100.00	AAA	2,529,821
	6/01/20 – AMBAC Insured (Alternative Minimum Tax)

5,750	Total Transportation			6,043,948

	U.S. Guaranteed – 9.9% (6.7% of Total Investments) (4)
1,000	Arizona Health Facilities Authority, Hospital System Revenue Bonds, John C. Lincoln Health	12/10 at 102.00	BBB (4)	1,138,530
	Network, Series 2000, 6.875%, 12/01/20 (Pre-refunded 12/01/10)
1,760	Arizona State University, System Revenue Bonds, Series 2002, 5.750%, 7/01/27 (Pre-refunded	7/12 at 100.00	AAA	1,953,741
	7/01/12) – FGIC Insured
1,250	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale	12/11 at 101.00	A3 (4)	1,385,437
	Healthcare, Series 2001, 5.800%, 12/01/31 (Pre-refunded 12/01/11)

4,010	Total U.S. Guaranteed			4,477,708

	Utilities – 12.2% (8.3% of Total Investments)
1,250	Maricopa County Pollution Control Corporation, Arizona, Revenue Bonds, Arizona Public Service	11/12 at 100.00	AAA	1,304,688
	Company – Palo Verde Project, Series 2002A, 5.050%, 5/01/29 – AMBAC Insured
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR:
1,660	5.000%, 7/01/26 – XLCA Insured	7/15 at 100.00	AAA	1,774,839
935	5.000%, 7/01/27 – XLCA Insured	7/15 at 100.00	AAA	997,570
	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System
	Revenue Bonds, Series 2002B:
360	5.000%, 1/01/22	1/13 at 100.00	Aa1	381,096
1,000	5.000%, 1/01/31	1/13 at 100.00	Aa1	1,047,160

5,205	Total Utilities			5,505,353

	Water and Sewer – 11.1% (7.5% of Total Investments)
405	Oro Valley Municipal Property Corporation, Arizona, Senior Lien Water Revenue Bonds, Series	7/13 at 100.00	AAA	430,422
	2003, 5.000%, 7/01/23 – MBIA Insured
380	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Bonds,	7/14 at 100.00	AAA	403,697
	Series 2004, 5.000%, 7/01/24 – MBIA Insured
1,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue	7/11 at 100.00	AAA	1,059,410
	Refunding Bonds, Series 2001, 5.125%, 7/01/21 – FGIC Insured
2,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/12 at 100.00	AAA	2,124,880
	2002, 5.000%, 7/01/18 – FGIC Insured
920	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/15 at 100.00	AAA	985,725
	2005, 5.000%, 7/01/23 – MBIA Insured

4,705	Total Water and Sewer			5,004,134

$ 62,699	Total Investments (cost $64,236,246) – 148.3%			66,730,163

	Other Assets Less Liabilities – 0.6%			281,401

	Preferred Shares, at Liquidation Value – (48.9)%			(22,000,000)

	Net Assets Applicable to Common Shares – 100%			$45,011,564

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At October 31, 2006, the cost of investments was $64,293,497.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2006, were as follows:

Gross unrealized:
Appreciation	$2,496,959
Depreciation	(60,293)

Net unrealized appreciation (depreciation) of investments	$2,436,666

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Arizona Dividend Advantage Municipal Fund 3

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         December 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         December 28, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        December 28, 2006

* Print the name and title of each signing officer under his or her signature.